UNAUDTED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 222,991,763	¥ 1,596,308,832	¥ 851,470,436
Short term investments	183,785,113	1,315,644,112	725,664,686
Accounts receivable, net	3,665,162	26,237,429	23,471,365
Prepayments and other current assets	1,025,256	7,339,399	9,671,579
Inventories, net	82,612	591,387	765,683
Total current assets	411,549,906	2,946,121,159	1,611,043,749
NON-CURRENT ASSETS
Property and equipment, net	69,424	496,980	583,801
Investments in unconsolidated entities	83,815	600,000	600,000
Right-of-use assets, net	233,635	1,672,503	2,349,563
Prepayment and deposits, net	44,715	320,098	320,098
Total non-current assets	431,589	3,089,581	3,853,462
Total assets	411,981,495	2,949,210,740	1,614,897,211
CURRENT LIABILITIES
Accounts payable	1,908,634	13,663,146	13,405,894
Contract liabilities	79,738	570,812	2,950,665
Other payables and accrued liabilities	1,291,942	9,248,493	7,653,197
Operating lease liabilities - current	213,669	1,529,573	1,445,223
Loan payable	479,004	3,429,000	5,269,000
Taxes payable	16,076	115,081	147,597
Convertible bonds	7,360,000	52,687,296
Total current liabilities	11,349,063	81,243,401	30,871,576
NON-CURRENT LIABILITIES
Operating lease liabilities - non-current	35,677	255,401	1,037,221
Total non-current liabilities	35,677	255,401	1,037,221
Total liabilities	11,384,740	81,498,802	31,908,797
Additional paid-in capital	386,167,110	2,762,112,463	1,783,988,461
(Accumulated deficit)/ Retained earnings	3,620,515	28,127,573	(209,744,309)
Statutory reserves	358,233	2,564,446	2,564,446
Accumulated other comprehensive loss	(1,124,237)	(7,976,616)	(832,436)
Total MICROCLOUD HOLOGRAM INC. shareholders' equity	400,675,482	2,868,285,287	1,583,811,665
Non-controlling interests	(78,727)	(573,349)	(823,251)
Total shareholders' equity	400,596,755	2,867,711,938	1,582,988,414
Total liabilities and shareholders' equity	411,981,495	2,949,210,740	1,614,897,211
Common Class A [Member]
NON-CURRENT LIABILITIES
Common Stock, Value, Issued	11,333,861	81,166,669	7,835,503
Common Class B [Member]
NON-CURRENT LIABILITIES
Common Stock, Value, Issued	$ 320,000	¥ 2,290,752